Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000251596
Shareholder Report [Line Items]
Fund Name	Essential 40 Stock ETF
Trading Symbol	ESN
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-844-767-3863
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Essential 40 Stock ETF	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Material Change Date	Nov. 30, 2024
AssetsNet	$ 83,562,811
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 74,831
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$83,562,811 Number of Portfolio Holdings41 Advisory Fee (net of waivers)$74,831 Portfolio Turnover1%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2024.